UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JULY 31, 2015

Shares	Security Description	Value

Common Stock - 99.4%
Consumer Discretionary - 25.8%
9,947	Bed Bath & Beyond, Inc. (a)	$648,843
12,148	CBS Corp., Class B	649,554
20,997	Discovery Communications, Inc., Class A (a)	693,321
8,779	Dollar Tree, Inc. (a)	685,025
16,008	GameStop Corp., Class A	733,967
6,724	McGraw Hill Financial, Inc.	684,167
18,979	Michael Kors Holdings, Ltd. (a)	796,928
10,569	Scripps Networks Interactive, Inc., Class A	661,408
18,082	The Gap, Inc.	659,631
7,050	Time Warner, Inc.	620,682
29,924	Time, Inc.	667,904
10,633	Viacom, Inc., Class B	606,081
		8,107,511
Consumer Staples - 9.0%
9,516	Dr. Pepper Snapple Group, Inc.	763,374
7,211	Reynolds American, Inc.	618,632
8,050	The Estee Lauder Cos., Inc.	717,335
7,935	The Hershey Co.	737,082
		2,836,423
Financial - 9.8%
22,606	H&R Block, Inc.	752,553
23,000	PayPal Holdings, Inc. (a)	890,100
15,950	SunTrust Banks, Inc.	707,223
14,026	The NASDAQ OMX Group, Inc.	715,747
		3,065,623
Healthcare - 8.2%
4,177	Anthem, Inc.	644,386
10,329	Gilead Sciences, Inc.	1,217,376
9,816	Quest Diagnostics, Inc.	724,519
		2,586,281
Industrials - 15.7%
16,597	American Airlines Group, Inc.	665,540
12,264	Emerson Electric Co.	634,662
3,698	Lockheed Martin Corp.	765,856
4,306	Northrop Grumman Corp.	744,981
32,263	Pitney Bowes, Inc.	674,942
7,050	Raytheon Co.	769,084
6,606	Stanley Black & Decker, Inc.	696,867
		4,951,932
Information Technology - 28.8%
7,184	Accenture PLC, Class A	740,742
6,972	Apple, Inc.	845,704
23,055	CA, Inc.	671,707
23,000	eBay, Inc. (a)	646,760
10,341	Electronic Arts, Inc. (a)	739,899
22,538	Hewlett-Packard Co.	687,860
4,687	IBM Corp.	759,247
10,559	QUALCOMM, Inc.	679,894
10,908	SanDisk Corp.	657,643
13,130	Science Applications International Corp.	704,818
29,476	Symantec Corp.	670,284
11,082	VeriSign, Inc. (a)	786,157
6,214	Visa, Inc., Class A	468,163
		9,058,878
Materials - 2.1%
11,039	CF Industries Holdings, Inc.	653,509
Total Common Stock (Cost $26,820,024)		31,260,157

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.3%
Call Options Purchased - 0.3%
300	Electronic Arts, Inc.	$72.00	08/15	$45,000
200	Michael Kors Holdings, Ltd.	45.00	11/15	57,200
Total Call Options Purchased (Premiums Paid $134,770)				102,200
Total Purchased Options (Premiums Paid $134,770)				102,200
Total Investments - 99.7% (Cost $26,954,794)*				$31,362,357
Other Assets & Liabilities, Net – 0.3%				98,366
Net Assets – 100.0%				$31,460,723

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,390,561
Gross Unrealized Depreciation	(982,998)
Net Unrealized Appreciation	$4,407,563

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$31,362,357
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$31,362,357

The Level 1 value displayed in the Investments in Securities column of this table includes Common Stock and Purchased Options. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	9/3/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	9/3/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	9/3/15